SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Selling and marketing expenses and Others (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling and marketing expenses
Advertising expenses	¥ 35,684	¥ 35,647	¥ 30,135
Government grants
Government grants	7,463	13,190	2,947
Income taxes
Unrecognized tax benefits	¥ 0	¥ 0	¥ 0
Value added taxes
Minimum percentage value added tax	0.00%
Maximum percentage value added tax	13.00%